Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2025-1
Statement to Securityholders
Determination Date: May 12, 2026

Payment Date	5/15/2026
Collection Period Start	4/1/2026
Collection Period End	4/30/2026
Interest Period Start	4/15/2026
Interest Period End	5/14/2026

Cut-Off Date Net Pool Balance	$1,456,229,893.76
Cut-Off Date Adjusted Pool Balance	$1,431,844,216.07

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-26
Class A-2a Notes	$291,696,836.29	$26,960,784.89	$264,736,051.40	0.896802	Jan-29
Class A-2b Notes	$203,160,127.17	$18,777,565.63	$184,382,561.54	0.896802	Jan-29
Class A-3 Notes	$501,800,000.00	$—	$501,800,000.00	1.000000	Jul-30
Class A-4 Notes	$98,460,000.00	$—	$98,460,000.00	1.000000	Feb-31
Class B Notes	$14,310,000.00	$—	$14,310,000.00	1.000000	Mar-31
Class C Notes	$14,310,000.00	$—	$14,310,000.00	1.000000	Apr-31
Class D Notes	$14,310,000.00	$—	$14,310,000.00	1.000000	Jan-32
Total Notes	$1,138,046,963.46	$45,738,350.52	$1,092,308,612.94

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,161,508,456.06	$1,115,057,574.34	0.765715
YSOC Amount	$19,881,882.06	$19,169,350.86
Adjusted Pool Balance	$1,141,626,574.00	$1,095,888,223.48
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,579,610.54	$3,579,610.54
Reserve Account Balance	$3,579,610.54	$3,579,610.54

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	3.92500%	ACT/360	$—
Class A-2a Notes	$291,696,836.29	3.88000%	30/360	$943,153.10
Class A-2b Notes	$203,160,127.17	3.96980%	ACT/360	$672,087.56
Class A-3 Notes	$501,800,000.00	3.85000%	30/360	$1,609,941.67
Class A-4 Notes	$98,460,000.00	3.92000%	30/360	$321,636.00
Class B Notes	$14,310,000.00	4.23000%	30/360	$50,442.75
Class C Notes	$14,310,000.00	4.43000%	30/360	$52,827.75
Class D Notes	$14,310,000.00	4.87000%	30/360	$58,074.75
Total Notes	$1,138,046,963.46			$3,708,163.58

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,161,508,456.06	$1,115,057,574.34
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,141,626,574.00	$1,095,888,223.48
Number of Receivables Outstanding	64,330	62,910
Weighted Average Contract Rate	7.26%	7.26%
Weighted Average Remaining Term (months)	50.6	49.6

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$7,083,688.39
Principal Collections	$46,237,056.72
Liquidation Proceeds	$89,850.52
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$53,410,595.63
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$53,410,595.63

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$967,923.71	$967,923.71	$—	$—	$52,442,671.92
Interest - Class A-1 Notes	$—	$—	$—	$—	$52,442,671.92
Interest - Class A-2a Notes	$943,153.10	$943,153.10	$—	$—	$51,499,518.82
Interest - Class A-2b Notes	$672,087.56	$672,087.56	$—	$—	$50,827,431.26
Interest - Class A-3 Notes	$1,609,941.67	$1,609,941.67	$—	$—	$49,217,489.59
Interest - Class A-4 Notes	$321,636.00	$321,636.00	$—	$—	$48,895,853.59
First Allocation of Principal	$—	$—	$—	$—	$48,895,853.59
Interest - Class B Notes	$50,442.75	$50,442.75	$—	$—	$48,845,410.84
Second Allocation of Principal	$13,538,739.98	$13,538,739.98	$—	$—	$35,306,670.86
Interest - Class C Notes	$52,827.75	$52,827.75	$—	$—	$35,253,843.11
Third Allocation of Principal	$14,310,000.00	$14,310,000.00	$—	$—	$20,943,843.11
Interest - Class D Notes	$58,074.75	$58,074.75	$—	$—	$20,885,768.36
Fourth Allocation of Principal	$14,310,000.00	$14,310,000.00	$—	$—	$6,575,768.36
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,575,768.36
Regular Principal Distribution Amount	$3,579,610.54	$3,579,610.54	$—	$—	$2,996,157.82
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,996,157.82
Remaining Funds to Certificates	$2,996,157.82	$2,996,157.82	$—	$—	$—
Total	$53,410,595.63	$53,410,595.63	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$19,881,882.06
Increase/(Decrease)	$(712,531.20)
Ending YSOC Amount	$19,169,350.86

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,141,626,574.00	$1,095,888,223.48
Note Balance	$1,138,046,963.46	$1,092,308,612.94
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,579,610.54	$3,579,610.54
Target Overcollateralization Amount	$3,579,610.54	$3,579,610.54
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,579,610.54
Beginning Reserve Account Balance	$3,579,610.54
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,579,610.54

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.02%	25	$213,825.00
Liquidation Proceeds of Defaulted Receivables[2]	0.01%	43	$89,850.52
Monthly Net Losses (Liquidation Proceeds)			$123,974.48
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.14%
Second Preceding Collection Period			0.07%
Preceding Collection Period			0.13%
Current Collection Period			0.13%
Four-Month Average Net Loss Ratio			0.12%
Cumulative Net Losses for All Periods			$743,549.29
Cumulative Net Loss Ratio			0.05%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.06%	30	$677,201.34
60-89 Days Delinquent	0.03%	13	$354,926.47
90-119 Days Delinquent	0.00%	3	$44,562.01
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.10%	46	$1,076,689.82

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		0	$—
Total Repossessed Inventory		2	$59,487.95

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		16	$399,488.48
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.02%
Second Preceding Collection Period			0.01%
Preceding Collection Period			0.02%
Current Collection Period			0.04%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of April 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.51	0.05%	26	0.04%